Accounting Principles (Policies)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Subsidiaries

Business Combinations

The Group applies the acquisition method to account for business combinations.

The consideration transferred for the acquisition of a subsidiary is measured at the aggregate of the fair values of the assets transferred, the liabilities incurred or assumed and the equity interests issued by the Group at the date of the acquisition. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date.

Acquisition-related costs are expensed as incurred.

Any contingent consideration to be transferred by the Group is recognized at fair value at the acquisition date. Subsequent changes to the fair value of the contingent consideration that is deemed to be an asset or liability is recognized in profit or loss, in accordance with IAS 39 if applicable. Contingent consideration that is classified as equity is not re-measured, and its subsequent settlement is accounted for within equity.

Foreign currency translation

Foreign currency translation

Functional and presentation currency

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (“the functional currency”). The consolidated financial statements are presented in Euros, which is the Group’s presentation currency.

Transactions and balances

Foreign currency transactions (mainly USD) are translated into the functional currency using the applicable exchange rate on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are retranslated at the functional currency spot rate of exchange ruling at the reporting date.

Foreign currency exchange gains and losses arising from settling foreign currency transactions and from the retranslation of monetary assets and liabilities denominated in foreign currencies at the reporting date are recognized in the income statement.

Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates as of the dates of the initial transactions. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value is determined.

Group companies

The results and financial position of all group entities that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

•	Assets and liabilities for each balance sheet presented are translated at the closing rate at the date of that balance sheet;

•	Income and expenses for each income statement are translated at average exchange rate (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the rate on the dates of the transactions); and

•	All resulting translation differences are recognized in other comprehensive income.

Revenue	Revenue So far, the revenue generated by the Group relate to either the sale of licenses or the sale of medical devices.
Licensing revenue

Licensing revenue

Celyad enters into license and/or collaboration agreements with third-party biopharmaceutical partners. Revenue under these arrangements may include non-refundable upfront payments, product development milestone payments, commercial milestone payments and/or sales-based royalties payments.

Upfront payments

Licence fees representing non-refundable payments received at the time of signature of licence agreements are recognized as revenue upon signature of the licence agreements when the Company has no significant future performance obligations and collectability of the fees is assured.

Milestone payments

Milestone payments represent amounts received from our customers or collaborators, the receipt of which is dependent upon the achievement of certain scientific, regulatory, or commercial milestones. We recognize milestone payments when the triggering event has occurred, there are no further contingencies or services to be provided with respect to that event, and the co-contracting party has no right to require refund of payment. The triggering event may be scientific results achieved by us or another party to the arrangement, regulatory approvals, or the marketing of products developed under the arrangement.

Royalty revenue

Royalty revenues arise from our contractual entitlement to receive a percentage of product sales achieved by co-contracting parties. As we have no products approved for sale, we have not received any royalty revenue to date. Royalty revenues, if earned, will be recognized on an accrual basis in accordance with the terms of the collaboration agreement when sales can be determined reliably and there is reasonable assurance that the receivables from outstanding royalties will be collected.

Sales of goods (medical devices)

Sales of medical devices are recognized when Celyad has transferred to the buyer the significant risks and rewards incidental to the ownership of the goods. Sales of medical devices generated by the Group until 2017 are associated with C-Cathez, its proprietary catheter.

Government Grants (Other operating income)

Government Grants (Other operating income)

The Group’s current other operating income is generated from (i) government grants received from the European Commission under the Seventh Framework Program (“FP7”) and (ii) government grants received from the Regional government (“Walloon Region” or “Region”) in the form of recoverable cash advances (RCAs).

Government grants are recognised at their fair value where there is a reasonable assurance that the grant will be received and the Group will comply with all attached conditions. Once a government grant is recognized, any related contingent liability (or contingent asset) is treated in accordance with IAS 37.

Government grants relating to costs are deferred and recognised in the income statement over the period necessary to match them with the costs that they are intended to compensate.

Recoverable cash advances (RCAs)

As explained above, the Group receives grants from the Regional government in the form of recoverable cash advances (RCAs).

RCAs are dedicated to support specific development programs. All RCA contracts, in essence, consist of three phases, i.e., the “research phase”, the “decision phase” and the “exploitation phase”. During the research phase, the Group receives funds from the Region based on statements of expenses. In accordance with IAS 20.10A and IFRS Interpretations Committee (IC)’s conclusion that contingently repayable cash received from a government to finance a research and development (R&D) project is a financial liability under IAS 32, ‘Financial instruments; Presentation’, the RCAs are initially recognised as a financial liability at fair value, determined as per IFRS 9/IAS 39.

The benefit (RCA grant component) consisting in the difference between the cash received (RCA proceeds) and the above-mentioned financial liability’s fair value (RCA liability component) is treated as a government grant in accordance with IAS 20.

The RCA grant component is recognized in profit or loss on a systematic basis over the periods in which the entity recognizes the underlying R&D expenses subsidized by the RCA.

The RCAs liability component (RCA financial liability) is subsequently measured at amortized cost using the cumulative catch-up approach under which the carrying amount of the liability is adjusted to the present value of the future estimated cash flows, discounted at the liability’s original effective interest rate. The resulting adjustment is recognized within profit or loss.

At the end of the research phase, the Group should within a period of six months decide whether or not to exploit the results of the research phase (decision phase). The exploitation phase may have a duration of up to 10 years. In the event the Group decides to exploit the results under an RCA, the relevant RCA becomes contingently refundable, and the fair value of the RCA liability adjusted accordingly, if required.

When the Group does not exploit (or ceases to exploit) the results under an RCA, it has to notify the Region of this decision. This decision is of the sole responsibility of the Group. The related liability is then discharged by the transfer of such results to the Region. Also, when the Group decides to renounce to its rights to patents which may result from the research, title to such patents will be transferred to the Region. In that case, the RCA liability is extinguished.

R&D Tax credits

Since 2013, the Company had applied for R&D tax credit, a tax incentive measure for European SME’s set-up by the Belgian federal government. When capitalizing its R&D expenses under tax reporting framework, the Company may either i) get a reduction of its taxable income (at current income tax rate applicable, ie. 33.99% in Celyad’s case) ; or ii) if no sufficient taxable income available, get a cash settlement of the tax incentive stand-alone, calculated on the amounts capitalized. Such settlement occurs at the earliest 5 financial years after the tax credit application filed by the Company.

Considering that R&D tax credits are ultimately paid by the public authorities, the related benefit is treated as a government grant under IAS 20 and booked into other operating income, in order to match the R&D expenses subsidized by the grant. See Note 23.

Other government grants

The Group has received and will continue to apply for grants from European (FP7) and Regional authorities. These grants are dedicated to partially finance early stage projects such as fundamental research, applied research, prototype design, etc.

To date, all grants received are not associated to any conditions. As per contract, grants are paid upon submission by the Group of statement of expenses. The Company incurs project expenses first and asks for partial refunding according to the terms of the contracts.

These government grants are recognized in profit or loss on a systematic basis over the periods in which the entity recognizes the underlying R&D expenses subsidized.

Intangible assets

Intangible assets

The following categories of intangible assets apply to the current Group operations

Separately acquired intangible assets

Intangible assets acquired from third parties are recognised at cost, if and only if it is probable that future economic benefits associated with the asset will flow to the Group, and that the cost can be measured reliably. Following initial recognition, intangible assets are carried at cost less any accumulated amortisation and accumulated impairment losses. The useful life of intangible assets is assessed as finite, except for Goodwill and IPRD assets (discussed below). They are amortised over the expected useful economic life and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortisation period and the amortisation method for an intangible asset with a finite useful life are reviewed at least at each financial year end. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset is accounted for by changing the amortisation period or method, as appropriate, and are treated as changes in accounting estimates. The amortisation expense on intangible assets with finite lives is recognised in the income statement in the expense category consistent with the function of the intangible asset.

Patents, Licences and Trademarks

Patents, Licences and Trademarks

Licences for the use of intellectual property are granted for a period corresponding to the intellectual property of the assets licensed. Amortisation is calculated on a straight-line basis over this useful life.

Patents and licences are amortized over the period corresponding to the IP protection and are assessed for impairment whenever there is an indication these assets may be impaired. Indication of impairment is related to the value of the patent demonstrated by the preclinical and clinical results of the technology.

Software

Software

Software only concerns acquired computer software licences. Software is capitalised on the basis of the costs incurred to acquire and bring to use the specific software. These costs are amortised over their estimated useful lives of three to five years on a straight-line basis.

Goodwill

Goodwill

A goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognised. Goodwill is measured as a residual at the acquisition date, as the excess of the fair value of the consideration transferred and the assets and liabilities recognised (in accordance with IFRS 3).

Goodwill has an indefinite useful life and is not amortized but tested for impairment at least annually or more frequently whenever events or changes in circumstances indicate that goodwill may be impaired, as set forth in IAS 36 (Impairment of Assets).

Goodwill arising from business combinations is allocated to cash generating units, which are expected to receive future economic benefits from synergies that are most likely to arise from the acquisition. These cash generating units form the basis of any future assessment of impairment of the carrying value of the acquired goodwill.

In process research and development costs

In process research and development costs

The In-process research and development costs (“IPRD”) acquired as part of a business combination are capitalized as an indefinite-lived intangible asset until project has been completed or abandoned. In a business combination, IPRD is measured at fair value at the date of acquisition. Subsequent to initial recognition, it is reported at cost and is subject to annual impairment testing until the date the projects are available for use. At this moment, the IPRD will be amortized over its remaining useful economic life.

Subsequent R&D expenditure can be capitalized as part of the IPRD only to the extent that IPRD is in development stage, i.e. when such expenditure meets the recognition criteria of IAS 38. In line with biotech industry practice, Celyad determines that ‘development stage’ under IAS 38 is reached when the product candidate gets regulatory approval (upon Phase III completion). Therefore, any R&D expenditure incurred between the acquisition date and the development stage should be treated as part of research phase and expensed periodically in the income statement.

Research and development costs

Research and development costs

Research costs are expensed as incurred. Development expenditures on an individual project are recognised as an intangible asset when the Group can demonstrate:

a)	the technical feasibility of completing the intangible asset so that it will be available for use or sale.

b)	its intention to complete the intangible asset and use or sell it.

c)	its ability to use or sell the intangible asset.

d)	how the intangible asset will generate probable future economic benefits. Among other things, the entity can demonstrate the existence of a market for the output of the intangible asset or the intangible asset itself or, if it is to be used internally, the usefulness of the intangible asset.

e)	the availability of adequate technical, financial and other resources to complete the development and to use or sell the intangible asset.

f)	its ability to measure reliably the expenditure attributable to the intangible asset during its development.

For the industry in which the Group operates, the life science industry, criteria a) and d) tend to be the most difficult to achieve. Experience shows that in the Biotechnology sector technical feasibility of completing the project is met when such project completes successfully Phase III of its development. For medical devices this is usually met at the moment of CE marking.

Following initial recognition of the development expenditure as an asset, the cost model is applied requiring the asset to be carried at cost less any accumulated amortisation and accumulated impairment losses.

Amortisation of the asset begins when development has been completed and the asset is available for use. It is amortised over the period of expected future benefit. Amortisation is recorded in Research & Development expenses. During the period of development, the asset is tested for impairment annually, or earlier when an impairment indicator occurs. As of balance sheet date, only the development costs of C-Cathez have been capitalized and amortized over a period of 17 years which corresponds to the period over which the intellectual property is protected.

Property, plant and equipment

Property, plant and equipment

Plant and equipment is stated at cost, net of accumulated depreciation and/or accumulated impairment losses, if any. Repair and maintenance costs are recognised in the income statement as incurred.

Depreciation is calculated on a straight-line basis over the estimated useful life of the asset as follows:

•	Land and buildings: 15 to 20 years

•	Plant and equipment: 5 to 15 years

•	Laboratory equipment: 3 to 5 years

•	Office furniture: 3 to 10 years

•	Leasehold improvements: 3 to 10 years (based on duration of office building lease)

An item of property, plant and equipment and any significant part initially recognised is derecognised upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the income statement when the asset is derecognised.

The assets’ residual values, useful lives and methods of depreciation are reviewed at each financial year end, and adjusted prospectively, if applicable.

Leases

Leases

The determination of whether an arrangement is, or contains, a lease is based on the substance of the arrangement at inception date: whether fulfilment of the arrangement is dependent on the use of a specific asset or assets or the arrangement conveys a right to use the asset.

Finance leases, which transfer to the Group substantially all the risks and benefits incidental to ownership of the leased item, are capitalised at the commencement of the lease at the fair value of the leased property or, if lower, at the present value of the minimum lease payments. Lease payments are apportioned between finance charges and reduction of the lease liability so as to achieve a constant rate of interest on the remaining balance of the liability. Finance charges are recognised in the income statement.

Leased assets are depreciated over the useful life of the asset. However, if there is no reasonable certainty that the Group will obtain ownership by the end of the lease term, the asset is depreciated over the shorter of the estimated useful life of the asset and the lease term.

Operating lease payments are recognised as an expense in the income statement on a straight-line basis over the lease term.

The Group has performed sale and leaseback transactions. If the sale and leaseback transaction results in a finance lease, any excess of sales proceeds over the carrying amount is deferred and amortised over the lease term. If the transaction results in an operating lease and the transaction occurred at fair value, any profit or loss is recognised immediately.

Impairment of non-financial assets

Impairment of non-financial assets

The Group assesses at each reporting date whether there is an indication that an asset may be impaired. If any indication exists, or when annual impairment testing for an asset is required, the Group estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of an asset’s or cash-generating units (CGU) fair value less costs to sell and its value in use and is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or group of assets. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs to sell, an appropriate valuation model is used based on the discounted cash-flow model. For intangible assets under development (like IPRD), only the fair value less costs to sell reference is allowed in the impairment testing process.

Where the carrying amount of an asset or CGU exceeds its recoverable amount, an impairment loss is immediately recognized as an expense and the asset carrying value is written down to its recoverable amount.

An assessment is made at each reporting date as to whether there is any indication that previously recognised impairment losses may no longer exist or may have decreased. If such indication exists, the Group estimates the asset’s or cash-generating unit’s recoverable amount. A previously recognised impairment loss is reversed only if there has been a change in the assumptions used to determine the asset’s recoverable amount since the last impairment loss was recognised. The reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognised for the asset in prior years. Such reversal is recognised in the income statement unless the asset is carried at a revalued amount, in which case the reversal is treated as a revaluation increase. An impairment loss recognised on goodwill is however not reversed in a subsequent period.

As of balance sheet date, the Group has four cash-generating units which consist of the development and commercialization activities on its the following products, C-Cure, C-Cathez, Heart-Xs and CAR-T. Indicators of impairment used by the Group are the preclinical and clinical results obtained with the technology.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents in the statement of financial position comprise cash at banks and on hand and short-term deposits with an original maturity of three months or less. Cash and cash equivalents are carried in the balance sheet at nominal value.

Financial assets

Financial assets

Classification

The Group classifies its financial assets in the following category: loans and receivables. The classification depends on the purpose for which the financial assets were acquired. Management determines the classification of its financial assets at initial recognition.

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. They are included in current assets, except for maturities greater than 12 months after the end of the reporting period. These are classified as non-current assets. The Group’s loans and receivables comprise “cash and cash equivalents”, “short-term deposits”, “trade and other receivables” and ”Deposits”.

Initial recognition and measurement

All financial assets are recognised initially at fair value plus directly attributable transaction costs.

Subsequent measurement

After initial measurement, loans and receivables are subsequently measured at amortised cost using the effective interest rate method (EIR), less impairment. Amortised cost is calculated by taking into account any discount or premium on acquisition and fee or costs that are an integral part of the EIR. The EIR amortisation is included in finance income in the income statement. The losses arising from impairment are recognised in the income statement.

Impairment of financial assets

The Group assesses at each reporting date whether there is any objective evidence that a financial asset or a group of financial assets is impaired. A financial asset or a group of financial assets is deemed to be impaired if, and only if, there is objective evidence of impairment as a result of one or more events that has occurred after the initial recognition of the asset and that loss event has an impact on the estimated future cash flows of the financial asset or the group of financial assets that can be reliably estimated.

Evidence of impairment may include indications that the debtors or a group of debtors is experiencing significant financial difficulty, default or delinquency in interest or principal payments, the probability that they will enter bankruptcy or other financial reorganisation and where observable data indicate that there is a measurable decrease in the estimated future cash flows, such as changes in arrears or economic conditions that correlate with defaults.

Financial assets carried at amortised cost

For financial assets carried at amortised cost the Group first assesses individually whether objective evidence of impairment exists individually for financial assets that are individually significant, or collectively for financial assets that are not individually significant. If the Group determines that no objective evidence of impairment exists for an individually assessed financial asset, it includes the asset in a group of financial assets with similar credit risk characteristics and collectively assesses them for impairment. Assets that are individually assessed for impairment and for which an impairment loss is, or continues to be, recognised are not included in a collective assessment of impairment.

If there is objective evidence that an impairment loss has incurred, the amount of the loss is measured as the difference between the asset’s carrying amount and the present value of estimated future cash flows.

The present value of the estimated future cash flows is discounted at the financial assets’ original effective interest rate. If a loan has a variable interest rate, the discount rate for measuring any impairment loss is the current effective interest rate.

The carrying amount of the asset is reduced through the use of an allowance account and the amount of the loss is recognised in the income statement. Interest income continues to be accrued on the reduced carrying amount and is accrued using the rate of interest used to discount the future cash flows for the purpose of measuring the impairment loss. The interest income is recorded as part of finance income in the income statement. Loans together with the associated allowance are written off when there is no realistic prospect of future recovery. If, in a subsequent year, the amount of the estimated impairment loss increases or decreases because of an event occurring after the impairment was recognised, the previously recognised impairment loss is increased or reduced by adjusting the allowance account. If a future write-off is later recovered, the recovery is credited to the income statement.

Financial liabilities

Financial liabilities

Classification

The Group’s financial liabilities include contingent consideration trade and other payables, bank overdrafts and loans and borrowings and other financial liabilities payable assumed in the context of acquisitions. The Group classifies its financial liabilities in the following category: financial liabilities measured at amortised cost using the effective interest method.

Initial recognition and measurement

All financial liabilities are recognised initially at fair value and in the case of loans and borrowings, plus directly attributable transaction costs.

Subsequent measurement

The measurement of financial liabilities depends on their classification as follows:

Contingent consideration

The contingent consideration is recognized and measured at fair value at the acquisition date. After initial recognition, contingent consideration arrangements that are classified as liabilities are re-measured at fair value with changes in fair value recognized in the income statement in accordance with IFRS 3 and IAS 39. Therefore, contingent payments will not be eligible for capitalization but will simply reduce the contingent consideration liability.

Details regarding the valuation of the contingent consideration are disclosed in Note 21.

Recoverable Cash advances

Recoverable cash advances granted by the Walloon Region are subsequently measured at amortized cost using the cumulative catch-up approach, as described above.

Trade payables and other payables

After initial recognition, trade payables and other payables are measured at amortised cost using the effective interest method.

Loans and borrowings

After initial recognition, interest bearing loans and borrowings are subsequently measured at amortised cost using the effective interest rate method. Gains and losses are recognised in the income statement when the liabilities are derecognised.

Amortised cost is calculated by taking into account any discount or premium on acquisition and fee or costs that are an integral part of the EIR. The EIR amortisation is included in finance expense in the income statement.

Derecognition

A financial liability is derecognised when the obligation under the liability is discharged or cancelled or expires.

When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and the recognition of a new liability, and the difference in the respective carrying amounts is recognised in the income statement.

Provisions

Provisions

Provisions are recognised when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. Where the Group expects some or all of a provision to be reimbursed, for example under an insurance contract, the reimbursement is recognised as a separate asset but only when the reimbursement is virtually certain. The expense relating to any provision is presented in the income statement net of any reimbursement. If the effect of the time value of money is material, provisions are discounted using a current pre-tax rate that reflects, where appropriate, the risks specific to the liability. Where discounting is used, the increase in the provision due to the passage of time is recognised as a finance cost.

Employee benefits

Employee benefits

Post-employment plan

The Group operates a pension plan which requires defined contributions (DC) to be funded by the Group externally at an third-party insurance company. Under Belgian law, an employer must guarantee a minimum rate of return on the company’s contributions. Therefore, any pension plan (including DC plans) organized in Belgium is treated as defined benefit plans under IAS 19.

At balance sheet date, the minimum rates of return guaranteed by the Group are as follows, in accordance with the law of 18 December 2015:

•	1.75% for the employer’s contributions paid as from 1 January 2016 (variable rate based on Governemental bond OLO rates, with a minimum of 1.75% and a maximum of 3.75%);

•	3.25% (fixed rate) for the employer’s contributions paid until 31 December 2015

The cost of providing benefits is determined using the projected unit credit (PUC) method, with actuarial valuations being carried out at the end of each annual reporting period, with the assistance of an independent actuarial firm.

The liability recognized in the balance sheet in respect of the pension plans is the present value of the defined benefit obligation at the end of the reporting period less the fair value of plan assets. The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using interest rates of high-quality corporate bonds that are denominated in the currency in which the benefits will be paid, and that have terms to maturity approximating to the terms of the related pension obligation.

The current service cost of the defined benefit plan, recognized in the income statement as part of the operating costs, reflects the increase in the defined benefit obligation resulting from employee service in the current year, benefit changes, curtailments and settlements.

Past-service costs are recognized immediately in the income statement.

The net interest cost is calculated by applying the discount rate to the net balance of the defined benefit obligation and the fair value of plan assets. This cost is included in the operating costs in the income statement.

Actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions are charged or credited to other comprehensive income in the period in which they arise.

Short term benefits

Short-term employee benefits are those expected to be settled wholly before twelve months after the end of the annual reporting period during which employee services are rendered, but do not include termination benefits such as wages, salaries, profit-sharing and bonuses and non-monetary benefits paid to current employees.

The undiscounted amount of the benefits expected to be paid in respect of service rendered by employees in an accounting period is recognised in that period. The expected cost of short-term compensated absences is recognised as the employees render service that increases their entitlement or, in the case of non-accumulating absences, when the absences occur, and includes any additional amounts an entity expects to pay as a result of unused entitlements at the end of the period.

Share-based payments

Certain employees, managers and members of the Board of Directors of the Group receive remuneration, as compensation for services rendered, in the form of share-based payments which are “equity-settled”.

Measurement

The cost of equity-settled share-based payments is measured by reference to the fair value at the date on which they are granted. The fair value is determined by using an appropriate pricing model, further details are given in the Note 16.

Recognition

The cost of equity-settled share-based payments is recorded as an expense, together with a corresponding increase in equity, over the period in which the service conditions are fulfilled. The cumulative expense recognised for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Group’s best estimate of the number of equity instruments that will ultimately vest.

The estimate of warrants to vest is revised at each reporting date. The change in estimates will be recorded as an expense with a corresponding correction in equity.

The expense or credit for a period accounted for in the income statement represents the movement in cumulative expense recognised as of the beginning and end of that period.

Modification

Where the terms of an equity-settled transaction award are modified, the minimum expense recognised is the expense as if the terms had not been modified, if the original terms of the award were met. An additional expense is recognised for any modification that increases the total fair value of the share-based payment transaction, or is otherwise beneficial to the employee as measured at the date of modification.

The incremental fair value granted is the difference between the fair value of the modified equity instrument and the original equity instrument, both estimated as at the date of the modification. If the modification occurs during the vesting period, the incremental fair value granted is included in the measurement of the amount recognized for services received over the period from the modification date until the date when the modified equity instruments vest, in addition to the amount based on the grant date fair value of the original equity instruments, which is recognized over the remainder of the original vesting period. If the modification occurs after vesting date, the incremental fair value granted is recognized immediately, or over the vesting period if the employee is required to complete an additional period of service before becoming unconditionally entitled to those modified equity instruments.

Cancellation

An equity-settled award can be forfeited with the departure of a beneficiary before the end of the vesting period, or cancelled and replaced by a new equity settled award. When an equity-settled award is forfeited, the previously recognised expenses is offset and credited in the income statement. When an equity-settled award is cancelled, the previously recognised expenses is offset and credited in the income statement However, if a new award is substituted for the cancelled award, and designated as a replacement award on the date that it is granted, the cancelled and new awards are treated as if they were a modification of the original award, as described in the previous paragraph.

Income taxes

Income taxes

Tax is recognised in the income statement, except to the extent that it relates to items recognised in other comprehensive income or directly in equity. In this case, the tax is also recognised in other comprehensive income or directly in equity, respectively.

Deferred tax

Deferred tax

Deferred tax is provided using the liability method on temporary differences at the reporting date between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.

Deferred tax liabilities are recognised for all taxable temporary differences, except:

•	Where the deferred tax liability arises from the initial recognition of goodwill or of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss;

•	In respect of taxable temporary differences associated with investments in subsidiaries, associates and interests in joint ventures, where the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred tax assets are recognised for all deductible temporary differences, carry forward of unused tax credits and unused tax losses (except if the deferred tax asset arises from the initial recognition of an asset or liability in a transaction other than a business combination and that, at the time of the transaction affects neither accounting nor taxable profit or loss), to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carry forward of unused tax credits and unused tax losses can be utilised.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is not probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilised. Unrecognised deferred tax assets are reassessed at each reporting date and are recognised to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realised or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.

Deferred tax assets and deferred tax liabilities are offset, if a legally enforceable right exists to set off current tax assets against current income tax liabilities and the deferred taxes relate to income taxes levied by the same taxation authority or either the same taxable entity or different taxable entities where there is an intention to settle the balances on a net basis.

Earnings (loss) per share

Earnings (loss) per share

The basic net profit/(loss) per share is calculated based on the weighted average number of shares outstanding during the period.

The diluted net profit/(loss) per share is calculated based on the weighted average number of shares outstanding including the dilutive effect of potentially dilutive ordinary shares such as warrants and convertible debts. Potentially dilutive ordinary shares should be included in diluted earnings (loss) per share when and only when their conversion to ordinary shares would decrease the net profit per share (or increase net loss per share).